Supplemental Information	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Supplemental Information

Note 18. Supplemental Information

(in millions)	Balance at beginning of year	Additions charged to expense	Deductions	Balance at end of year
Allowance for Doubtful Accounts:
Year Ended December 31, 2011	$25	$11	$(7)	$29
Year Ended December 31, 2010	$24	$6	$(5)	$25
Year Ended December 31, 2009	$16	$11	$(3)	$24
Inventory Valuation:
Year Ended December 31, 2011	$40	$17	$(11)	$46
Year Ended December 31, 2010	$50	$9	$(19)	$40
Year Ended December 31, 2009	$39	$18	$(7)	$50